June 25, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: AdvisorShares Trust (File Nos. 333-157876 and 811-22110) Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 94”). The purpose of PEA No. 94 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 93 filed on April 11, 2014; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the AdvisorShares Pacific Asset Enhanced Floating Rate ETF.

I hereby certify that PEA No. 94 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/W. John McGuire

W. John McGuire